Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
June 30, 2022
F15-NPRT1-0822
1.818357.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $5,435,736)	5,450,000	5,434,280

Domestic Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	4,796,842	42,691,891
Fidelity Series Blue Chip Growth Fund (c)	8,314,006	87,546,485
Fidelity Series Commodity Strategy Fund (c)	18,056,993	87,215,274
Fidelity Series Growth Company Fund (c)	13,701,487	188,258,436
Fidelity Series Intrinsic Opportunities Fund (c)	7,569,818	133,304,487
Fidelity Series Large Cap Stock Fund (c)	10,988,678	179,884,656
Fidelity Series Large Cap Value Index Fund (c)	4,590,437	61,879,097
Fidelity Series Opportunistic Insights Fund (c)	7,158,595	104,801,827
Fidelity Series Small Cap Discovery Fund (c)	2,021,925	20,138,371
Fidelity Series Small Cap Opportunities Fund (c)	5,697,450	64,381,190
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,635,354	138,809,777
Fidelity Series Value Discovery Fund (c)	7,307,191	106,538,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $985,755,415)		1,215,450,342

International Equity Funds - 21.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	6,748,735	90,028,123
Fidelity Series Emerging Markets Fund (c)	6,381,112	52,580,367
Fidelity Series Emerging Markets Opportunities Fund (c)	29,100,879	476,090,383
Fidelity Series International Growth Fund (c)	15,465,093	216,356,657
Fidelity Series International Small Cap Fund (c)	3,821,057	57,315,856
Fidelity Series International Value Fund (c)	22,242,313	213,303,781
Fidelity Series Overseas Fund (c)	20,675,260	216,056,462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,178,824,266)		1,321,731,629

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	45,863,682	454,509,090
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	42,644,506	366,742,750
Fidelity Series Emerging Markets Debt Fund (c)	4,190,956	30,510,163
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,264,875	10,498,464
Fidelity Series Floating Rate High Income Fund (c)	709,623	6,145,335
Fidelity Series High Income Fund (c)	4,063,940	32,795,997
Fidelity Series International Credit Fund (c)	649,193	5,375,319
Fidelity Series International Developed Markets Bond Index Fund (c)	27,772,975	245,235,372
Fidelity Series Investment Grade Bond Fund (c)	186,886,098	1,921,189,082
Fidelity Series Long-Term Treasury Bond Index Fund (c)	39,764,993	264,834,856
Fidelity Series Real Estate Income Fund (c)	2,034,166	21,053,615
TOTAL BOND FUNDS (Cost $3,681,971,598)		3,358,890,043

Short-Term Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	6,460,524	6,461,816
Fidelity Series Government Money Market Fund 1.18% (c)(e)	194,988,605	194,988,605
Fidelity Series Short-Term Credit Fund (c)	5,066,195	48,736,798
TOTAL SHORT-TERM FUNDS (Cost $251,877,454)		250,187,219

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,103,864,469)	6,151,693,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,247,511
NET ASSETS - 100.0%	6,152,941,024

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	266	Sep 2022	24,692,780	158,803	158,803
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	385	Sep 2022	19,301,975	(5,592)	(5,592)

TOTAL EQUITY INDEX CONTRACTS					153,211

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,056	Sep 2022	125,169,000	(183,927)	(183,927)

TOTAL PURCHASED					(30,716)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	81	Sep 2022	15,347,475	(144,055)	(144,055)

TOTAL FUTURES CONTRACTS					(174,771)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,434,280.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	3,775,940	18,711,446	16,025,570	10,971	-	-	6,461,816	0.0%
Total	3,775,940	18,711,446	16,025,570	10,971	-	-	6,461,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	403,622,833	89,250,582	32,654,213	-	(398,257)	(5,311,855)	454,509,090
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348,333,155	79,041,069	20,780,465	-	(1,323,507)	(38,527,502)	366,742,750
Fidelity Series All-Sector Equity Fund	53,591,604	614,887	2,296,555	-	(477,202)	(8,740,843)	42,691,891
Fidelity Series Blue Chip Growth Fund	88,009,589	28,348,700	3,267,061	-	(388,143)	(25,156,600)	87,546,485
Fidelity Series Canada Fund	111,413,681	1,835	6,139,345	-	235,931	(15,483,979)	90,028,123
Fidelity Series Commodity Strategy Fund	106,409,323	1,192,709	16,054,363	-	2,221,705	(6,554,100)	87,215,274
Fidelity Series Emerging Markets Debt Fund	36,236,031	438,449	1,987,538	437,828	(548,880)	(3,627,899)	30,510,163
Fidelity Series Emerging Markets Debt Local Currency Fund	12,084,433	199	649,766	-	(126,906)	(809,496)	10,498,464
Fidelity Series Emerging Markets Fund	60,275,531	2,335,350	3,255,316	-	(239,267)	(6,535,931)	52,580,367
Fidelity Series Emerging Markets Opportunities Fund	543,107,325	20,024,203	26,961,444	-	(4,264,574)	(55,815,127)	476,090,383
Fidelity Series Floating Rate High Income Fund	7,286,212	76,596	827,381	76,478	(88,614)	(301,478)	6,145,335
Fidelity Series Government Money Market Fund 1.18%	326,177,576	412,057	131,601,028	410,805	-	-	194,988,605
Fidelity Series Growth Company Fund	219,311,620	32,565,256	7,359,239	-	(441,511)	(55,817,690)	188,258,436
Fidelity Series High Income Fund	43,519,997	531,593	6,755,447	530,916	(652,230)	(3,847,916)	32,795,997
Fidelity Series Inflation-Protected Bond Index Fund	96,196,107	678,396	94,953,717	673,176	2,424,195	(4,344,981)	-
Fidelity Series International Credit Fund	5,973,826	37,417	-	37,417	-	(635,924)	5,375,319
Fidelity Series International Developed Markets Bond Index Fund	220,849,536	50,845,387	13,729,656	133,934	(583,182)	(12,146,713)	245,235,372
Fidelity Series International Growth Fund	255,759,481	12,421,590	11,567,202	-	(1,540,098)	(38,717,114)	216,356,657
Fidelity Series International Small Cap Fund	70,761,452	966,774	3,029,812	-	(834,666)	(10,547,892)	57,315,856
Fidelity Series International Value Fund	258,333,603	6,149,515	19,015,876	-	308,458	(32,471,919)	213,303,781
Fidelity Series Intrinsic Opportunities Fund	209,183,146	3,130	58,253,863	-	25,218,934	(42,846,860)	133,304,487
Fidelity Series Investment Grade Bond Fund	2,268,373,481	13,843,482	233,008,943	13,732,771	(22,420,253)	(105,598,685)	1,921,189,082
Fidelity Series Large Cap Stock Fund	195,039,129	19,889,837	7,470,897	-	148,243	(27,721,656)	179,884,656
Fidelity Series Large Cap Value Index Fund	73,414,879	266,956	3,028,473	-	922,601	(9,696,866)	61,879,097
Fidelity Series Long-Term Treasury Bond Index Fund	295,971,520	24,458,088	17,975,353	1,705,107	(2,276,895)	(35,342,504)	264,834,856
Fidelity Series Opportunistic Insights Fund	112,370,035	19,701,281	4,192,227	-	(702,026)	(22,375,236)	104,801,827
Fidelity Series Overseas Fund	257,182,773	14,129,839	10,756,052	-	(1,253,142)	(43,246,956)	216,056,462
Fidelity Series Real Estate Income Fund	26,108,428	361,368	3,173,584	360,942	171,102	(2,413,699)	21,053,615
Fidelity Series Short-Term Credit Fund	81,709,941	249,195	32,328,123	248,136	(1,037,214)	142,999	48,736,798
Fidelity Series Small Cap Discovery Fund	24,194,354	3,090,879	980,440	2,608,265	139,677	(6,306,099)	20,138,371
Fidelity Series Small Cap Opportunities Fund	79,379,204	1,521,251	3,219,735	-	(479,642)	(12,819,888)	64,381,190
Fidelity Series Stock Selector Large Cap Value Fund	164,294,684	2,023,209	8,436,350	-	754,422	(19,826,188)	138,809,777
Fidelity Series Value Discovery Fund	124,984,516	2,002	7,709,624	-	2,662,658	(13,400,701)	106,538,851
	7,179,459,005	425,473,081	793,419,088	20,955,775	(4,868,283)	(666,847,298)	6,139,797,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.